Borrowings - Future Payments Of Long Term Debt (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
LONG TERM DEBT BY MATURITY [Abstract]
2014	$ 69
2015	69
2016	69
2017	69
2018	69
2019 and thereafter	290,183
Total borrowings	$ 290,528	$ 200,598